Derivative Financial Instruments - Schedule of Gains (Losses) on Derivatives (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) derivative	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives, net	$ 146	$ (70)	$ (19)
Forward purchases
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives, net	$ 103	(26)	0
Forward Contracts, 2019 RINs
Derivative Instruments, Gain (Loss) [Line Items]
Outstanding positions | derivative	27,000,000
Forward purchase price	$ 4
Forward Contracts, 2018 RINs
Derivative Instruments, Gain (Loss) [Line Items]
Outstanding positions | derivative	8,000,000
Forward purchase price	$ 3
Swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives, net	$ 44	(43)	(19)
Commodity Swap
Derivative Instruments, Gain (Loss) [Line Items]
Outstanding positions | derivative	0
Futures
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives, net	$ (1)	$ (1)	$ 0